Property, Plant and Equipment, Net - Summary of Lease Expense Recognised in the Income Statement (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
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Interest on lease liabilities	₩ 63,586	₩ 48,887	₩ 41,109
Expenses related to short-term leases	38,639	53,944	52,486
Expenses related to leases of low-value assets	19,346	25,968	20,103
Total	₩ 121,571	₩ 128,799	₩ 113,698